RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands				12 Months Ended			36 Months Ended
		May 13, 2022	Dec. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Short term lease cost				$ 4,288	$ 2,595	$ 847
Acquisition of the distribution right				11,031	8,036	3,280
Interest income on loans due from related parties				9,204	12,188	6,219
Interest expense on borrowing due to related parties				10,200	8,542	3,615
Repayment of borrowing from related party					9,844
Payment of lease liabilities	[1]			$ 34,752	$ 16,085	$ 56,024
Minimum
RELATED PARTY TRANSACTIONS
Interest rate on debt (as a percent)							3.65%
Maximum
RELATED PARTY TRANSACTIONS
Interest rate on debt (as a percent)				4.50%	4.50%	4.50%
Related party
RELATED PARTY TRANSACTIONS
Cash receipts by related parties on behalf of the Group				$ 3,695	$ 0	$ 0
Payment by related parties on behalf of the Group				4,022	244	0
Payment for purchase of a short-term investment		$ 10,000			10,000
Related party | Lotus Technology Innovative Limited | Lotus Tech Innovation Centre GmbH
RELATED PARTY TRANSACTIONS
Payment of consideration for acquiring Lotus Tech Innovation Centre GmbH under common control			$ 15,512		15,512
Related party | Purchase of Geely License
RELATED PARTY TRANSACTIONS
Purchases				4,022	244	288,948
Related party | Purchase of products and services
RELATED PARTY TRANSACTIONS
Purchases				852,623	44,347	14,259
Related party | Purchase of products and services for R&D activities
RELATED PARTY TRANSACTIONS
Purchases				134,721	167,012	47,442
Related party | Purchase of equipment and software
RELATED PARTY TRANSACTIONS
Purchases				11,223	42,798	6,255
Related party | Short-term lease
RELATED PARTY TRANSACTIONS
Short term lease cost				765	347	243
Related party | Unsecured loan to a related party
RELATED PARTY TRANSACTIONS
Loans to related parties				1,227	2,310	0
Interest income on loans due from related parties				122	24	0
Related party | Unsecured loan from a related party
RELATED PARTY TRANSACTIONS
Interest expense on borrowing due to related parties					90	220
Repayment of borrowing from related party					10,573
Related party | Lease agreements
RELATED PARTY TRANSACTIONS
Acquisition of right-of-use assets				12,166	214	1,333
Payment of lease liabilities				269	98	545
Related party | License Agreement | Trademark
RELATED PARTY TRANSACTIONS
Purchase of license						116,041
Related party | Deposits received from related party suppliers
RELATED PARTY TRANSACTIONS
Deposits received from related party suppliers				251	1,584
Related party | Acquisition of distribution right
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right				22,296
Related party | Provision of services
RELATED PARTY TRANSACTIONS
Revenues				12,573	8,344	3,280
Related party | Sales of goods
RELATED PARTY TRANSACTIONS
Revenues				$ 3,432	$ 23	$ 0

[1]	For the years ended December 31, 2023, 2022 and 2021, this amount includes prepayments for land use rights of US$10,900, nil and US$49,237, respectively, with lease terms of 40 years to 50 years.